UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (96.22%)
CONSUMER DISCRETIONARY – (18.10%)
Automobiles & Components – (1.25%)
Johnson Controls, Inc.	95,340	$3,943,262
Consumer Durables & Apparel – (1.31%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	43,800	3,408,118
Hunter Douglas N.V. (Netherlands)	16,499	701,891
		4,110,009
Consumer Services – (1.73%)
Las Vegas Sands Corp.	143,370	5,443,759
Media – (2.76%)
Liberty Global PLC, LiLAC Class C *	10,909	373,524
Liberty Global PLC, Series C *	203,020	8,327,881
		8,701,405
Retailing – (11.05%)
Advance Auto Parts, Inc.	11,900	2,255,407
Amazon.com, Inc. *	37,066	18,973,715
CarMax, Inc. *	100,660	5,971,151
Liberty Interactive Corp., Liberty Ventures, Series A *	24,083	971,749
Liberty Interactive Corp., QVC Group, Series A *	60,624	1,590,167
Liberty TripAdvisor Holdings Inc., Series A *	12,958	287,279
Priceline Group Inc. *	3,860	4,774,280
		34,823,748
	Total Consumer Discretionary	57,022,183
CONSUMER STAPLES – (6.19%)
Food & Staples Retailing – (2.50%)
Costco Wholesale Corp.	54,450	7,871,836
Food, Beverage & Tobacco – (3.69%)
Diageo PLC, ADR (United Kingdom)	63,733	6,869,780
Heineken Holding N.V. (Netherlands)	66,921	4,771,220
		11,641,000
	Total Consumer Staples	19,512,836
ENERGY – (7.10%)
Cabot Oil & Gas Corp.	339,370	7,418,628
Encana Corp. (Canada)	706,730	4,551,341
EOG Resources, Inc.	57,750	4,204,200
Occidental Petroleum Corp.	74,260	4,912,299
Ultra Petroleum Corp. *	200,550	1,281,515
	Total Energy	22,367,983
FINANCIALS – (31.59%)
Banks – (11.86%)
Citizens Financial Group Inc.	143,510	3,424,149
JPMorgan Chase & Co.	200,008	12,194,488
Standard Chartered PLC (United Kingdom)	211,650	2,054,049
Wells Fargo & Co.	383,184	19,676,498
		37,349,184
Diversified Financials – (17.02%)
Capital Markets – (4.93%)
Bank of New York Mellon Corp.	290,390	11,368,769
Charles Schwab Corp.	146,170	4,174,615
		15,543,384

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Consumer Finance – (6.48%)
American Express Co.	231,279	$17,144,712
Capital One Financial Corp.	44,840	3,251,797
		20,396,509
Diversified Financial Services – (5.61%)
Berkshire Hathaway Inc., Class A *	52	10,152,480
Moody's Corp.	24,730	2,428,486
Visa Inc., Class A	72,960	5,082,393
		17,663,359
		53,603,252
Insurance – (2.71%)
Multi-line Insurance – (1.33%)
Fairfax Financial Holdings Ltd. (Canada)	650	296,127
Loews Corp.	108,160	3,908,902
		4,205,029
Property & Casualty Insurance – (1.38%)
ACE Ltd.	32,010	3,309,834
Markel Corp. *	1,290	1,034,400
		4,344,234
		8,549,263
	Total Financials	99,501,699
HEALTH CARE – (8.34%)
Health Care Equipment & Services – (7.08%)
Express Scripts Holding Co. *	105,550	8,545,328
Laboratory Corp. of America Holdings *	26,920	2,920,012
Quest Diagnostics Inc.	59,320	3,646,401
UnitedHealth Group Inc.	61,920	7,183,339
		22,295,080
Pharmaceuticals, Biotechnology & Life Sciences – (1.26%)
Valeant Pharmaceuticals International, Inc. (Canada)*	22,340	3,985,009
	Total Health Care	26,280,089
INDUSTRIALS – (5.53%)
Capital Goods – (4.39%)
Orascom Construction Ltd. (United Arab Emirates)*	14,625	161,006
PACCAR Inc.	54,990	2,868,828
Schneider Electric SE (France)	22,180	1,242,058
United Technologies Corp.	107,270	9,545,958
		13,817,850
Transportation – (1.14%)
Kuehne + Nagel International AG (Switzerland)	25,639	3,296,830
Wesco Aircraft Holdings, Inc. *	25,330	309,026
		3,605,856
	Total Industrials	17,423,706
INFORMATION TECHNOLOGY – (11.90%)
Semiconductors & Semiconductor Equipment – (2.66%)
Texas Instruments Inc.	169,120	8,374,822
Software & Services – (9.24%)
Alphabet, Inc., Class A * (formerly Google Inc., Class A)	13,250	8,458,403

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2015 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
	Alphabet, Inc., Class C * (formerly Google Inc., Class C)	18,083	$11,002,059
	Microsoft Corp.	75,990	3,363,317
	Oracle Corp.	76,900	2,777,628
	Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	46,830	2,239,879
	SouFun Holdings Ltd., Class A, ADR (China)	191,140	1,261,524
			29,102,810
		Total Information Technology	37,477,632
MATERIALS – (7.47%)
	Ecolab Inc.	36,890	4,047,571
	LafargeHolcim Ltd. (Switzerland)*	97,486	5,078,355
	Monsanto Co.	90,680	7,738,631
	OCI N.V. (Netherlands)*	29,250	750,323
	Praxair, Inc.	58,190	5,927,233
		Total Materials	23,542,113
	TOTAL COMMON STOCK – (Identified cost $213,862,491)		303,128,241
PREFERRED STOCK – (0.65%)
INFORMATION TECHNOLOGY – (0.65%)
Software & Services – (0.65%)
	Didi Kuaidi Joint Co., Series A-17, (China)*(a)	90,931	2,034,509
	TOTAL PREFERRED STOCK – (Identified cost $2,518,831)		2,034,509
SHORT-TERM INVESTMENTS – (0.62%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $686,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $699,720)	$686,000	686,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $703,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.439%-6.00%, 04/20/29-05/20/65, total market value $717,060)	703,000	703,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $563,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.253%-2.513%, 08/01/27-04/01/43, total market value $574,260)	563,000	563,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,952,000)		1,952,000
	Total Investments – (97.49%) – (Identified cost $218,333,322) – (b)		307,114,750
	Other Assets Less Liabilities – (2.51%)		7,921,637
	Net Assets – (100.00%)		$315,036,387

ADR: American Depositary Receipt

*	Non-Income producing security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2015 (Unaudited)

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $2,034,509 or 0.65% of the Fund's net assets as of September 30, 2015.

(b)	Aggregate cost for federal income tax purposes is $219,840,235. At September 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$117,842,521
	Unrealized depreciation	(30,568,006)
	Net unrealized appreciation	$87,274,515

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (98.11%)
FINANCIALS – (95.28%)
Banks – (25.40%)
Citizens Financial Group Inc.	105,510	$2,517,469
DBS Group Holdings Ltd. (Singapore)	110,000	1,255,576
ICICI Bank Ltd., ADR (India)	62,390	522,828
JPMorgan Chase & Co.	52,170	3,180,805
Standard Chartered PLC (United Kingdom)	113,500	1,101,510
U.S. Bancorp	58,110	2,383,091
Wells Fargo & Co.	110,240	5,660,824
		16,622,103
Diversified Financials – (42.66%)
Capital Markets – (17.68%)
Bank of New York Mellon Corp.	102,820	4,025,403
Brookfield Asset Management Inc., Class A (Canada)	58,750	1,847,100
Charles Schwab Corp.	67,840	1,937,510
Goldman Sachs Group, Inc.	10,800	1,876,608
Julius Baer Group Ltd. (Switzerland)	41,484	1,883,871
		11,570,492
Consumer Finance – (10.03%)
American Express Co.	56,840	4,213,549
Capital One Financial Corp.	32,420	2,351,099
		6,564,648
Diversified Financial Services – (14.95%)
Berkshire Hathaway Inc., Class A *	14	2,733,360
Cielo S.A. (Brazil)	65,828	608,716
McGraw Hill Financial Inc.	14,750	1,275,875
Moody's Corp.	15,460	1,518,172
Visa Inc., Class A	52,300	3,643,218
		9,779,341
		27,914,481
Insurance – (27.22%)
Insurance Brokers – (3.38%)
Marsh & McLennan Cos, Inc.	42,340	2,210,995
Multi-line Insurance – (5.76%)
American International Group, Inc.	34,940	1,985,291
Loews Corp.	49,380	1,784,593
		3,769,884
Property & Casualty Insurance – (13.67%)
ACE Ltd.	26,630	2,753,542
Chubb Corp.	12,670	1,553,976
Markel Corp. *	5,785	4,638,760
		8,946,278
Reinsurance – (4.41%)
Everest Re Group, Ltd.	16,660	2,887,844
		17,815,001
	Total Financials	62,351,585

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2015 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.83%)
Software & Services – (2.83%)
	Alphabet, Inc., Class A * (formerly Google Inc., Class A)	1,480	$944,787
	Alphabet, Inc., Class C * (formerly Google Inc., Class C)	1,485	903,504
		Total Information Technology	1,848,291
	TOTAL COMMON STOCK – (Identified cost $41,482,302)		64,199,876
SHORT-TERM INVESTMENTS – (1.87%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $431,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $439,620)	$431,000	431,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $442,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.501%, 11/20/39-01/20/62, total market value $450,840)	442,000	442,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $354,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.959%-4.00%, 10/01/22-09/01/45, total market value $361,080)	354,000	354,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,227,000)		1,227,000
	Total Investments – (99.98%) – (Identified cost $42,709,302) – (a)		65,426,876
	Other Assets Less Liabilities – (0.02%)		11,643
		Net Assets – (100.00%)	$65,438,519

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $42,711,216. At September 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$23,999,474
	Unrealized depreciation		(1,283,814)
		Net unrealized appreciation	$22,715,660

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (96.43%)
CONSUMER DISCRETIONARY – (2.96%)
Consumer Services – (2.96%)
Extended Stay America, Inc.	9,250	$155,215
Hyatt Hotels Corp., Class A *	4,330	203,943
Starwood Hotels & Resorts Worldwide, Inc.	2,150	142,932
Total Consumer Discretionary		502,090
FINANCIALS – (92.45%)
Real Estate – (92.45%)
Real Estate Investment Trusts (REITs) – (87.05%)
Diversified REITs – (3.23%)
Cousins Properties, Inc.	20,530	189,286
Liberty Property Trust	11,390	358,899
		548,185
Health Care REITs – (6.01%)
National Health Investors, Inc.	3,130	179,944
Ventas, Inc.	8,600	482,116
Welltower Inc.	5,270	356,884
		1,018,944
Hotel & Resort REITs – (0.91%)
DiamondRock Hospitality Co.	13,890	153,485
Industrial REITs – (11.81%)
DCT Industrial Trust Inc.	18,330	616,988
EastGroup Properties, Inc.	2,510	135,992
First Industrial Realty Trust, Inc.	19,110	400,354
Prologis, Inc.	10,160	395,224
Rexford Industrial Realty, Inc.	1,720	23,719
Terreno Realty Corp.	21,870	429,527
		2,001,804
Office REITs – (13.08%)
Alexandria Real Estate Equities, Inc.	2,760	233,689
BioMed Realty Trust, Inc.	12,520	250,150
Boston Properties, Inc.	6,440	762,496
Brandywine Realty Trust	14,410	177,531
Highwoods Properties, Inc.	5,940	230,175
Vornado Realty Trust	6,240	564,221
		2,218,262
Residential REITs – (19.49%)
American Campus Communities, Inc.	11,550	418,572
American Homes 4 Rent, Class A	12,910	207,593
American Residential Properties, Inc.	27,120	468,362
Apartment Investment & Management Co., Class A	5,470	202,499
AvalonBay Communities, Inc.	2,350	410,827
Education Realty Trust, Inc.	8,746	288,181
Equity Residential	4,780	359,074
Essex Property Trust, Inc.	1,350	301,617
Post Properties, Inc.	7,060	411,527
UDR, Inc.	6,870	236,878
		3,305,130

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (23.64%)
Acadia Realty Trust	19,720	$592,980
Brixmor Property Group, Inc.	12,610	296,083
CBL & Associates Properties, Inc.	5,870	80,713
Cedar Realty Trust Inc.	51,310	318,635
DDR Corp.	17,830	274,225
Federal Realty Investment Trust	2,520	343,854
Kite Realty Group Trust	21,709	516,891
Macerich Co.	4,490	344,922
Ramco-Gershenson Properties Trust	17,350	260,423
Retail Opportunity Investments Corp.	17,250	285,315
Simon Property Group, Inc.	3,780	694,462
		4,008,503
Specialized REITs – (8.88%)
American Tower Corp.	2,910	256,022
CatchMark Timber Trust Inc., Class A	32,450	333,586
Crown Castle International Corp.	3,040	239,765
CyrusOne Inc.	18,180	593,759
DuPont Fabros Technology Inc.	3,180	82,298
		1,505,430
		14,759,743
Real Estate Management & Development – (5.40%)
Diversified Real Estate Activities – (2.96%)
Alexander & Baldwin Inc.	14,630	502,248
Real Estate Operating Companies – (2.44%)
Brookdale Senior Living Inc. *	11,000	252,560
Forest City Enterprises, Inc., Class A *	8,020	161,442
		414,002
		916,250
	Total Financials	15,675,993
INFORMATION TECHNOLOGY – (1.02%)
Software & Services – (1.02%)
InterXion Holding N.V. (Netherlands)*	6,400	173,312
	Total Information Technology	173,312
TOTAL COMMON STOCK – (Identified cost $16,580,397)		16,351,395
PREFERRED STOCK – (0.11%)
FINANCIALS – (0.11%)
Real Estate – (0.11%)
Real Estate Investment Trusts (REITs) – (0.11%)
Residential REITs – (0.11%)
Campus Crest Communities Inc., 8.00%, Series A, Cum. Pfd.	750	18,248
TOTAL PREFERRED STOCK – (Identified cost $16,180)		18,248

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2015 (Unaudited)

		Principal	Value
CONVERTIBLE BONDS – (0.76%)
FINANCIALS – (0.76%)
Real Estate – (0.76%)
	Real Estate Management & Development – (0.76%)
	Real Estate Operating Companies – (0.76%)
	Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$80,000	$129,100
	TOTAL CONVERTIBLE BONDS – (Identified cost $80,000)		129,100
SHORT-TERM INVESTMENTS – (2.45%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $146,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $148,920)	146,000	146,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $150,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.697%, 11/20/39-01/20/62, total market value $153,000)	150,000	150,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $120,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 4.00%, 10/01/22-07/01/39, total market value $122,400)	120,000	120,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $416,000)		416,000
	Total Investments – (99.75%) – (Identified cost $17,092,577) – (a)		16,914,743
	Other Assets Less Liabilities – (0.25%)		41,576
		Net Assets – (100.00%)	$16,956,319

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $17,092,577. At September 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$791,291
	Unrealized depreciation		(969,125)
		Net unrealized depreciation	$(177,834)

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the company's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities at the last sale price or initially at cost (excluding commissions) and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index reflecting the company's industry, or changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2015 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2015 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$52,912,174	$–	$502,090
Consumer Staples	14,741,616	–	–
Energy	22,367,983	–	–
Financials	97,447,650	58,110,628	15,694,241
Health Care	26,280,089	–	–
Industrials	12,723,812	–	–
Information Technology	37,477,632	1,848,291	173,312
Materials	22,791,790	–	–
Total Level 1	286,742,746	59,958,919	16,369,643

Level 2 – Other Significant Observable Inputs:
Equity securities*:
Consumer Discretionary	4,110,009	–	–
Consumer Staples	4,771,220	–	–
Financials	2,054,049	4,240,957	–
Industrials	4,699,894	–	–
Materials	750,323	–	–
Convertible debt securities	–	–	129,100
Short-term securities	1,952,000	1,227,000	416,000
Total Level 2	18,337,495	5,467,957	545,100

Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	2,034,509	–	–
Total Level 3	2,034,509	–	–
Total Investments	$307,114,750	$65,426,876	$16,914,743

Level 1 to Level 2 Transfers**:
Consumer Discretionary	$4,110,009	$–	$–
Consumer Staples	4,771,220	–	–
Financials	2,054,049	2,985,381	–
Industrials	4,699,894	–	–
Materials	750,323	–	–
Total	$16,385,495	$2,985,381	$–

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2015.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2015 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2015:

Davis Value Portfolio
Investment Securities:
Beginning balance	$–
Cost of purchases	2,518,831
Increase in unrealized depreciation	(484,322)
Ending balance	$2,034,509

Increase in unrealized depreciation during the period on Level 3 securities still held at September 30, 2015	$(484,322)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table	Davis Value Portfolio
Investments at Value:
Equity securities:
Fair value at September 30, 2015	$2,034,509

Valuation technique	Transaction price adjusted by daily movement of securities index
Unobservable input	–
Amount	–

There were no significant unobservable inputs used above in the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2015

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 27, 2015